Lease liability (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)
Lease Liability
Lease payments	$ 129,191	$ 13,504	$ 123,098
Lease additional payments		$ 12,505